Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2026
C000202326
Account Value [Line Items]
Accumulated Value	$ 14,096	$ 14,096	$ 14,065	$ 13,958	$ 13,820	$ 13,942	$ 13,927	$ 13,881	$ 13,825	$ 13,825	$ 13,796	$ 13,695	$ 13,651	$ 13,536	$ 13,420	$ 13,217	$ 13,173	$ 13,289	$ 13,173	$ 13,028	$ 12,984	$ 12,903	$ 12,890	$ 12,754	$ 12,633	$ 12,511	$ 12,443	$ 12,281	$ 12,281	$ 12,186	$ 12,146	$ 12,024	$ 11,792	$ 11,582	$ 11,622	$ 11,569	$ 11,517	$ 11,438	$ 11,386	$ 11,373	$ 11,190	$ 11,281	$ 11,242	$ 11,033	$ 11,001	$ 10,929	$ 10,953	$ 11,219	$ 11,195	$ 11,062	$ 11,425	$ 11,606	$ 11,727	$ 11,751	$ 11,884	$ 11,993	$ 11,916	$ 11,951	$ 11,998	$ 11,998	$ 11,963	$ 12,009	$ 11,951	$ 11,904	$ 11,823	$ 11,823	$ 11,683	$ 11,589	$ 11,362	$ 11,036	$ 11,003	$ 11,048	$ 10,980	$ 10,823	$ 10,711	$ 10,531	$ 10,351	$ 11,171	$ 11,205	$ 11,149	$ 11,049	$ 10,995	$ 10,984	$ 10,930	$ 10,875	$ 10,811	$ 10,724	$ 10,756	$ 10,648	$ 10,594	$ 10,518	$ 10,378	$ 10,463	$ 10,576	$ 10,627	$ 10,606	$ 10,576	$ 10,545	$ 10,586	$ 10,647	$ 10,617	$ 10,657	$ 10,657	$ 10,566	$ 10,545	$ 10,565	$ 10,505	$ 10,454	$ 10,454	$ 10,394	$ 10,394	$ 10,353	$ 10,323	$ 10,333	$ 10,303	$ 10,212	$ 10,141	$ 10,151	$ 10,071	$ 10,061
C000202324
Account Value [Line Items]
Accumulated Value	13,211	13,211	13,182	13,082	12,953	13,068	13,068	13,025	12,977	12,977	12,963	12,854	12,827	12,705	12,610	12,419	12,379	12,487	12,379	12,243	12,206	12,129	12,129	12,002	11,888	11,786	11,710	11,570	11,570	11,481	11,443	11,328	11,113	10,916	10,953	10,916	10,866	10,792	10,743	10,731	10,558	10,644	10,620	10,422	10,392	10,323	10,346	10,609	10,575	10,460	10,804	10,975	11,090	11,113	11,250	11,353	11,285	11,318	11,363	11,374	11,340	11,385	11,329	11,285	11,219	11,208	11,086	11,008	10,787	10,477	10,444	10,498	10,444	10,295	10,188	10,017	9,846	10,626	10,669	10,616	10,517	10,466	10,466	10,414	10,362	10,300	10,218	10,259	10,156	10,104	10,032	9,908	9,982	10,099	10,148	10,129	10,099	10,070	10,109	10,177	10,148	10,197	10,197	10,109	10,086	10,105	10,057	10,018	10,018	9,960	9,960	9,921	9,901	9,901	9,882	9,794	9,726	9,746	9,668	9,658
C000202325
Account Value [Line Items]
Accumulated Value	12,948	12,948	12,920	12,822	12,695	12,808	12,808	12,766	12,718	12,718	12,705	12,599	12,572	12,452	12,359	12,172	12,132	12,239	12,132	11,999	11,963	11,888	11,888	11,764	11,651	11,551	11,489	11,364	11,364	11,288	11,263	11,151	10,946	10,762	10,811	10,774	10,725	10,663	10,626	10,626	10,454	10,553	10,528	10,332	10,312	10,254	10,289	10,542	10,531	10,416	10,761	10,946	11,061	11,095	11,234	11,349	11,279	11,335	11,380	11,403	11,369	11,426	11,380	11,347	11,279	11,279	11,166	11,088	10,871	10,562	10,540	10,606	10,551	10,408	10,309	10,144	9,978	10,771	10,815	10,771	10,687	10,633	10,644	10,601	10,547	10,494	10,419	10,462	10,365	10,322	10,247	10,129	10,215	10,338	10,400	10,379	10,369	10,338	10,389	10,461	10,441	10,492	10,502	10,420	10,400	10,430	10,379	10,338	10,348	10,297	10,307	10,277	10,256	10,266	10,246	10,164	10,102	10,123	10,051	10,051
C000202327
Account Value [Line Items]
Accumulated Value	14,212	14,197	14,181	14,058	13,919	14,042	14,027	13,980	13,929	13,929	13,900	13,798	13,754	13,622	13,520	13,302	13,272	13,375	13,258	13,112	13,068	12,987	12,973	12,837	12,701	12,592	12,511	12,361	12,348	12,252	12,212	12,089	11,859	11,648	11,688	11,635	11,582	11,504	11,451	11,438	11,254	11,333	11,293	11,083	11,053	10,981	11,005	11,272	11,247	11,114	11,478	11,648	11,769	11,793	11,939	12,048	11,963	11,998	12,045	12,045	12,010	12,057	11,998	11,951	11,870	11,858	11,729	11,635	11,399	11,073	11,039	11,084	11,017	10,859	10,747	10,566	10,386	11,197	11,242	11,185	11,076	11,022	11,011	10,957	10,903	10,838	10,751	10,783	10,675	10,610	10,534	10,404	10,482	10,594	10,655	10,625	10,594	10,553	10,594	10,665	10,635	10,676	10,676	10,584	10,554	10,575	10,514	10,464	10,464	10,403	10,403	10,363	10,333	10,333	10,302	10,212	10,141	10,151	10,071	10,060
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,251	10,306	10,379	10,344	10,217	10,541	10,425	10,328	10,301	10,277	10,303	10,236	10,090	10,242	10,052	10,088	9,800	9,740	9,602	9,548	9,757	9,724	10,061	9,893	9,664	9,405	9,391	9,270	9,510	9,458	9,578	9,712	9,325	8,877	8,984	9,255	9,383	9,318	9,319	9,505	9,463	9,173	9,489	9,187	9,138	8,727	8,787	9,263	9,644	9,443	9,756	9,730	10,294	10,617	10,745	10,969	10,985	11,017	11,044	11,243	11,290	11,142	11,241	11,137	10,998	11,213	11,410	11,511	11,359	11,156	11,145	11,185	11,202	10,856	10,761	10,714	10,507	10,748	10,676	10,542	10,481	10,561	10,491	10,599	10,387	10,416	10,190	10,054	10,084	9,959	10,017	9,867	9,671	9,641	9,750	9,835	9,825	9,841	9,885	9,961	10,123	10,016	10,106	9,987	9,952	9,843	9,880	9,970	9,872	9,709	9,718	9,570	9,463	9,448	9,404	9,299	9,342	9,728	10,006	9,951
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,251	10,306	10,379	10,344	10,217	10,541	10,425	10,328	10,301	10,277	10,303	10,236	10,090	10,242	10,052	10,088	9,800	9,740	9,602	9,548	9,757	9,724	10,061	9,893	9,664	9,405	9,391	9,270	9,510	9,458	9,578	9,712	9,325	8,877	8,984	9,255	9,383	9,318	9,319	9,505	9,463	9,173	9,489	9,187	9,138	8,727	8,787	9,263	9,644	9,443	9,756	9,730	10,294	10,617	10,745	10,969	10,985	11,017	11,044	11,243	11,290	11,142	11,241	11,137	10,998	11,213	11,410	11,511	11,359	11,156	11,145	11,185	11,202	10,856	10,761	10,714	10,507	10,748	10,676	10,542	10,481	10,561	10,491	10,599	10,387	10,416	10,190	10,054	10,084	9,959	10,017	9,867	9,671	9,641	9,750	9,835	9,825	9,841	9,885	9,961	10,123	10,016	10,106	9,987	9,952	9,843	9,880	9,970	9,872	9,709	9,718	9,570	9,463	9,448	9,404	9,299	9,342	9,728	10,006	9,951
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,251	10,306	10,379	10,344	10,217	10,541	10,425	10,328	10,301	10,277	10,303	10,236	10,090	10,242	10,052	10,088	9,800	9,740	9,602	9,548	9,757	9,724	10,061	9,893	9,664	9,405	9,391	9,270	9,510	9,458	9,578	9,712	9,325	8,877	8,984	9,255	9,383	9,318	9,319	9,505	9,463	9,173	9,489	9,187	9,138	8,727	8,787	9,263	9,644	9,443	9,756	9,730	10,294	10,617	10,745	10,969	10,985	11,017	11,044	11,243	11,290	11,142	11,241	11,137	10,998	11,213	11,410	11,511	11,359	11,156	11,145	11,185	11,202	10,856	10,761	10,714	10,507	10,748	10,676	10,542	10,481	10,561	10,491	10,599	10,387	10,416	10,190	10,054	10,084	9,959	10,017	9,867	9,671	9,641	9,750	9,835	9,825	9,841	9,885	9,961	10,123	10,016	10,106	9,987	9,952	9,843	9,880	9,970	9,872	9,709	9,718	9,570	9,463	9,448	9,404	9,299	9,342	9,728	10,006	9,951
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,251	10,306	10,379	10,344	10,217	10,541	10,425	10,328	10,301	10,277	10,303	10,236	10,090	10,242	10,052	10,088	9,800	9,740	9,602	9,548	9,757	9,724	10,061	9,893	9,664	9,405	9,391	9,270	9,510	9,458	9,578	9,712	9,325	8,877	8,984	9,255	9,383	9,318	9,319	9,505	9,463	9,173	9,489	9,187	9,138	8,727	8,787	9,263	9,644	9,443	9,756	9,730	10,294	10,617	10,745	10,969	10,985	11,017	11,044	11,243	11,290	11,142	11,241	11,137	10,998	11,213	11,410	11,511	11,359	11,156	11,145	11,185	11,202	10,856	10,761	10,714	10,507	10,748	10,676	10,542	10,481	10,561	10,491	10,599	10,387	10,416	10,190	10,054	10,084	9,959	10,017	9,867	9,671	9,641	9,750	9,835	9,825	9,841	9,885	9,961	10,123	10,016	10,106	9,987	9,952	9,843	9,880	9,970	9,872	9,709	9,718	9,570	9,463	9,448	9,404	9,299	9,342	9,728	10,006	9,951
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,643	12,601	12,565	12,527	12,491	12,455	12,421	12,386	12,343	12,309	12,266	12,225	12,177	12,136	12,096	12,052	12,011	11,971	11,933	11,889	11,841	11,796	11,751	11,701	11,645	11,593	11,546	11,491	11,442	11,391	11,344	11,296	11,243	11,193	11,143	11,093	11,043	10,999	10,949	10,906	10,872	10,825	10,790	10,756	10,718	10,683	10,666	10,640	10,622	10,617	10,614	10,606	10,605	10,602	10,600	10,601	10,600	10,599	10,600	10,599	10,598	10,598	10,598	10,598	10,598	10,597	10,596	10,595	10,594	10,593	10,592	10,591	10,590	10,588	10,586	10,586	10,585	10,555	10,539	10,525	10,510	10,497	10,477	10,458	10,437	10,418	10,395	10,371	10,352	10,329	10,311	10,290	10,271	10,250	10,233	10,217	10,199	10,183	10,166	10,150	10,137	10,123	10,113	10,101	10,090	10,081	10,072	10,064	10,054	10,046	10,037	10,032	10,026	10,024	10,020	10,015	10,011	10,009	10,007	10,002
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,643	12,601	12,565	12,527	12,491	12,455	12,421	12,386	12,343	12,309	12,266	12,225	12,177	12,136	12,096	12,052	12,011	11,971	11,933	11,889	11,841	11,796	11,751	11,701	11,645	11,593	11,546	11,491	11,442	11,391	11,344	11,296	11,243	11,193	11,143	11,093	11,043	10,999	10,949	10,906	10,872	10,825	10,790	10,756	10,718	10,683	10,666	10,640	10,622	10,617	10,614	10,606	10,605	10,602	10,600	10,601	10,600	10,599	10,600	10,599	10,598	10,598	10,598	10,598	10,598	10,597	10,596	10,595	10,594	10,593	10,592	10,591	10,590	10,588	10,586	10,586	10,585	10,555	10,539	10,525	10,510	10,497	10,477	10,458	10,437	10,418	10,395	10,371	10,352	10,329	10,311	10,290	10,271	10,250	10,233	10,217	10,199	10,183	10,166	10,150	10,137	10,123	10,113	10,101	10,090	10,081	10,072	10,064	10,054	10,046	10,037	10,032	10,026	10,024	10,020	10,015	10,011	10,009	10,007	10,002
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	12,643	12,601	12,565	12,527	12,491	12,455	12,421	12,386	12,343	12,309	12,266	12,225	12,177	12,136	12,096	12,052	12,011	11,971	11,933	11,889	11,841	11,796	11,751	11,701	11,645	11,593	11,546	11,491	11,442	11,391	11,344	11,296	11,243	11,193	11,143	11,093	11,043	10,999	10,949	10,906	10,872	10,825	10,790	10,756	10,718	10,683	10,666	10,640	10,622	10,617	10,614	10,606	10,605	10,602	10,600	10,601	10,600	10,599	10,600	10,599	10,598	10,598	10,598	10,598	10,598	10,597	10,596	10,595	10,594	10,593	10,592	10,591	10,590	10,588	10,586	10,586	10,585	10,555	10,539	10,525	10,510	10,497	10,477	10,458	10,437	10,418	10,395	10,371	10,352	10,329	10,311	10,290	10,271	10,250	10,233	10,217	10,199	10,183	10,166	10,150	10,137	10,123	10,113	10,101	10,090	10,081	10,072	10,064	10,054	10,046	10,037	10,032	10,026	10,024	10,020	10,015	10,011	10,009	10,007	10,002
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 12,643	$ 12,601	$ 12,565	$ 12,527	$ 12,491	$ 12,455	$ 12,421	$ 12,386	$ 12,343	$ 12,309	$ 12,266	$ 12,225	$ 12,177	$ 12,136	$ 12,096	$ 12,052	$ 12,011	$ 11,971	$ 11,933	$ 11,889	$ 11,841	$ 11,796	$ 11,751	$ 11,701	$ 11,645	$ 11,593	$ 11,546	$ 11,491	$ 11,442	$ 11,391	$ 11,344	$ 11,296	$ 11,243	$ 11,193	$ 11,143	$ 11,093	$ 11,043	$ 10,999	$ 10,949	$ 10,906	$ 10,872	$ 10,825	$ 10,790	$ 10,756	$ 10,718	$ 10,683	$ 10,666	$ 10,640	$ 10,622	$ 10,617	$ 10,614	$ 10,606	$ 10,605	$ 10,602	$ 10,600	$ 10,601	$ 10,600	$ 10,599	$ 10,600	$ 10,599	$ 10,598	$ 10,598	$ 10,598	$ 10,598	$ 10,598	$ 10,597	$ 10,596	$ 10,595	$ 10,594	$ 10,593	$ 10,592	$ 10,591	$ 10,590	$ 10,588	$ 10,586	$ 10,586	$ 10,585	$ 10,555	$ 10,539	$ 10,525	$ 10,510	$ 10,497	$ 10,477	$ 10,458	$ 10,437	$ 10,418	$ 10,395	$ 10,371	$ 10,352	$ 10,329	$ 10,311	$ 10,290	$ 10,271	$ 10,250	$ 10,233	$ 10,217	$ 10,199	$ 10,183	$ 10,166	$ 10,150	$ 10,137	$ 10,123	$ 10,113	$ 10,101	$ 10,090	$ 10,081	$ 10,072	$ 10,064	$ 10,054	$ 10,046	$ 10,037	$ 10,032	$ 10,026	$ 10,024	$ 10,020	$ 10,015	$ 10,011	$ 10,009	$ 10,007	$ 10,002